Note 8 - Fair Value - Main Valuation Techniques Financial Instruments Liabilities - Significant Observable Inputs Used In Fair Value Measurement Of Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Observable Inputs Used In Fair Value Measurement Of Liabilities LineI tems
Liabilities	€ 636,736	€ 676,428	€ 694,573
Financial Liabilities Held for Trading [Member] | Short Position [Member]
Significant Observable Inputs Used In Fair Value Measurement Of Liabilities LineI tems
Main Unobservable Inputs Liabilities Assets	- Correlation default - Credit spread - Recovery rates - Interest rate yield
Financial Liabilities Held for Trading [Member] | Level 2 Of Fair Value Hierarchy [Member]
Significant Observable Inputs Used In Fair Value Measurement Of Liabilities LineI tems
Liabilities	€ 34,866
Financial Liabilities Held for Trading [Member] | Level 2 Of Fair Value Hierarchy [Member] | Derivatives [Member]
Significant Observable Inputs Used In Fair Value Measurement Of Liabilities LineI tems
Liabilities	34,866
Financial Liabilities Held for Trading [Member] | Level 2 Of Fair Value Hierarchy [Member] | Short Position [Member]
Significant Observable Inputs Used In Fair Value Measurement Of Liabilities LineI tems
Liabilities	0
Financial Liabilities Held for Trading [Member] | Level 3 Of Fair Value Hierarchy [Member]
Significant Observable Inputs Used In Fair Value Measurement Of Liabilities LineI tems
Liabilities	125
Financial Liabilities Held for Trading [Member] | Level 3 Of Fair Value Hierarchy [Member] | Derivatives [Member]
Significant Observable Inputs Used In Fair Value Measurement Of Liabilities LineI tems
Liabilities	119
Financial Liabilities Held for Trading [Member] | Level 3 Of Fair Value Hierarchy [Member] | Short Position [Member]
Significant Observable Inputs Used In Fair Value Measurement Of Liabilities LineI tems
Liabilities	€ 6
Financial Liabilities Held for Trading [Member] | Interest Rate Hedge Member [Member] | Derivatives [Member]
Significant Observable Inputs Used In Fair Value Measurement Of Liabilities LineI tems
Main Observable Inputs Liabilities Assets	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs Liabilities Assets	- Beta - Correlation between tenors - interest rates volatility
Financial Liabilities Held for Trading [Member] | Equity Hedge Member [Member] | Derivatives [Member]
Significant Observable Inputs Used In Fair Value Measurement Of Liabilities LineI tems
Main Observable Inputs Liabilities Assets
Main Unobservable Inputs Liabilities Assets	- Volatility of volatility - Assets correlation
Financial Liabilities Held for Trading [Member] | Foreign Exchange And Gold Hedge Member [Member] | Derivatives [Member]
Significant Observable Inputs Used In Fair Value Measurement Of Liabilities LineI tems
Main Observable Inputs Liabilities Assets
Main Unobservable Inputs Liabilities Assets	- Volatility of volatility - Assets correlation
Financial Liabilities Held for Trading [Member] | Credit Hedge Member [Member] | Derivatives [Member]
Significant Observable Inputs Used In Fair Value Measurement Of Liabilities LineI tems
Main Observable Inputs Liabilities Assets
Main Unobservable Inputs Liabilities Assets	- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Financial Liabilities Held for Trading [Member] | Commodities Hedge [Member] | Derivatives [Member]
Significant Observable Inputs Used In Fair Value Measurement Of Liabilities LineI tems
Main Observable Inputs Liabilities Assets
Derivatives Hedge accounting [Member] | Level 2 Of Fair Value Hierarchy [Member]
Significant Observable Inputs Used In Fair Value Measurement Of Liabilities LineI tems
Liabilities	€ 2,222
Derivatives Hedge accounting [Member] | Level 2 Of Fair Value Hierarchy [Member] | Derivatives [Member]
Significant Observable Inputs Used In Fair Value Measurement Of Liabilities LineI tems
Liabilities	2,606
Derivatives Hedge accounting [Member] | Level 3 Of Fair Value Hierarchy [Member]
Significant Observable Inputs Used In Fair Value Measurement Of Liabilities LineI tems
Liabilities	0
Derivatives Hedge accounting [Member] | Level 3 Of Fair Value Hierarchy [Member] | Derivatives [Member]
Significant Observable Inputs Used In Fair Value Measurement Of Liabilities LineI tems
Liabilities	€ 0
Derivatives Hedge accounting [Member] | Interest Rate Hedge Member [Member] | Derivatives [Member]
Significant Observable Inputs Used In Fair Value Measurement Of Liabilities LineI tems
Main Observable Inputs Liabilities Assets	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs Liabilities Assets	- Beta - Implicit correlations between tenors - interest rates volatility
Derivatives Hedge accounting [Member] | Equity Hedge Member [Member] | Derivatives [Member]
Significant Observable Inputs Used In Fair Value Measurement Of Liabilities LineI tems
Main Observable Inputs Liabilities Assets
Main Unobservable Inputs Liabilities Assets	- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos
Derivatives Hedge accounting [Member] | Foreign Exchange And Gold Hedge Member [Member] | Derivatives [Member]
Significant Observable Inputs Used In Fair Value Measurement Of Liabilities LineI tems
Main Observable Inputs Liabilities Assets
Main Unobservable Inputs Liabilities Assets	- Volatility of volatility - Implicit assets correlations - Long term implicit correlations
Derivatives Hedge accounting [Member] | Credit Hedge Member [Member] | Derivatives [Member]
Significant Observable Inputs Used In Fair Value Measurement Of Liabilities LineI tems
Main Observable Inputs Liabilities Assets
Main Unobservable Inputs Liabilities Assets	- Correlatio default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Derivatives Hedge accounting [Member] | Commodities Hedge [Member] | Derivatives [Member]
Significant Observable Inputs Used In Fair Value Measurement Of Liabilities LineI tems
Main Observable Inputs Liabilities Assets